Variable Interest Entity (VIE) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) option	Dec. 31, 2014 USD ($)
Variable Interest Entity [Line Items]
Amount due from related party	$ 4.7	$ 34.8
Amount due to related party	$ 39.8	17.0
West Linus
Variable Interest Entity [Line Items]
Sale leaseback, lease term	15 years
Number of options to repurchase | option	4
Purchase price	$ 100.0
Long-term Debt
Variable Interest Entity [Line Items]
Amount due from related party		14.3
SFL West Linus Ltd
Variable Interest Entity [Line Items]
Amount due from related party	0.2	0.0
Amount due to related party	$ 23.2	$ 0.0